Interest in PSSVSA - Net assets (Details) - EBP 003 - EBP, Nonconsolidated, Plan Interest in Master Trust	Dec. 31, 2024 USD ($)
Interest in PSSVSA
Total net assets at contract value	$ 174,436,563
PLASA
Interest in PSSVSA
Total net assets at contract value	6,284,522
Bond Funds
Interest in PSSVSA
Total net assets at contract value	$ 168,152,041